CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2011
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION
NOTE K - CHEVIOT FINANCIAL CORP. CONDENSED FINANCIAL INFORMATION

The following condensed financial statements summarize the financial position of the Corporation as of December 31, 2011 and 2010, and the results of its operations and its cash flows for the years ended December 31, 2011, 2010, and 2009:

CHEVIOT FINANCIAL CORP.
STATEMENT OF FINANCIAL CONDITION
For the years ended December 31, 2011 and 2010
(In thousands)

	2011	2010
ASSETS

Cash in Cheviot Savings Bank	$12,924	$8,015
Cash and due from banks	40	32
Investment securities available for sale – at fair value	-	3,011
Loan receivable - ESOP	832	1,223
Investment in Cheviot Savings Bank	71,904	56,833
Accrued interest receivable on investments and interest-bearing deposits	-	12
Prepaid expenses and other assets	232	-
Prepaid federal income taxes	-	442
Deferred federal income taxes	118	-

Total assets	$86,050	$69,568

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accounts payable and other liabilities	$56	$70
Prepaid federal income taxes	441	-
Deferred federal income taxes	-	79
Total liabilities	497	149

Commitments and contingencies	12,643	-

Common stock	99	99
Additional paid-in capital	43,866	43,878
Shares acquired by stock benefit plans	(913)	(1,302)
Treasury stock	(12,860)	(12,860)
Retained earnings	42,440	40,655
Accumulated comprehensive gain (loss), Unrealized gains (losses) on securities available for sale, net of tax expense (benefit)	278	(1,051)

Total shareholders’ equity	$72,910	$69,419

Total liabilities and shareholders’ equity	$86,050	$69,568

CHEVIOT FINANCIAL CORP.
STATEMENT OF EARNINGS
For the years ended December 31, 2011, 2010, and 2009
(In thousands)

	2011	2010	2009

Income
Interest income	$13	$166	$68
Equity in earnings of Cheviot Savings Bank	3,737	2,429	1,218
Total income	3,750	2,595	1,286

General, administrative and other expense	575	849	245

Earnings before federal income tax benefits	3,175	1,746	1,041

Federal income tax benefits	(191)	(232)	(60)

Net earnings	$3,366	$1,978	$1,101

CHEVIOT FINANCIAL CORP.
STATEMENT OF CASH FLOWS
Years ended December 31, 2011, 2010, and 2009
(In thousands)

	2011	2010	2009

Cash flows provided by (used in) operating activities:
Net earnings for the year	$3,366	$1,978	$1,101
Amortization of premiums and discounts on investment securities, net	-	17	21
Equity in undistributed earnings of Cheviot Savings Bank	(3,756)	(2,901)	1,664
Amortization of expense related to stock benefit plans	356	730	706
Increase (decrease) in cash due to changes in Accrued interest receivable on investments and interest-bearing deposits	12	8	(20)
Prepaid expenses and other assets	(198)	19	466
Accounts payable and other liabilities	(13)	58	(87)
Prepaid federal income taxes
Current	883	(308)	(59)
Deferred	(194)	75	-
Net cash provided by (used in) operating activities	456	(324)	3,792

Cash flows provided (used) by investing activities:
Purchase of investment securities – available for sale	-	(6,999)	(8,039)
Proceeds from maturity of investment securities – available for sale	3,000	10,000	2,000
Cash paid for acquisition, net of cash received	(9,621)	-	-
Net cash flows provided by (used in) investing activities	(6,621)	3,001	(6,039)

Cash flows used in financing activities:
Stock option expense, net	20	96	248
Treasury stock repurchases	-	(32)	(29)
Proceeds for stock offering	12,643	-	-
Dividends paid	(1,581)	(1,432)	(1,268)
Net cash provided by (used in) financing activities	11,082	(1,368)	(1,049)

Net increase (decrease) in cash and cash equivalents	4,917	1,309	(3,296)

Cash and cash equivalents at beginning of year	8,047	6,738	10,034

Cash and cash equivalents at end of year	$12,964	$8,047	$6,738